UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number  811-2809
                                   811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc.
              Master Value Opportunities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments

BlackRock Value Opportunities Fund, Inc.

Schedule of Investments as of December 31, 2006

                    Beneficial
                      Interest      Mutual Funds                                                  Value
----------------------------------------------------------------------------------------------------------------
                 $ 988,534,070      Master Value Opportunities Trust                            $  2,793,254,424
----------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $2,524,931,053) - 100.1%             2,793,254,424
                                    Liabilities in Excess of Other Assets - (0.1%)                   (2,954,738)
                                                                                                ----------------
                                    Net Assets - 100.0%                                         $  2,790,299,686
                                                                                                ================

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2006

                                                     Shares
Industry                                               Held     Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.4%                          413,400     Curtiss-Wright Corp.                                $    15,328,872
                                                  1,797,000     EDO Corp. (a)                                            42,660,780
                                                    308,100     Spirit Aerosystems Holdings, Inc. Class A (e)            10,312,107
                                                  1,029,900     Triumph Group, Inc. (a)                                  53,997,657
                                                                                                                    ---------------
                                                                                                                        122,299,416
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                      31,900     Allegiant Travel Co. (e)                                    895,114
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.0%                            1,506,500     American Axle & Manufacturing Holdings, Inc. (d)         28,608,435
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.0%                              2,898,900     Angiotech Pharmaceuticals, Inc. (e)                      23,814,463
                                                    517,100     Applera Corp. - Celera Genomics Group (e)                 7,234,229
                                                    761,000     Human Genome Sciences, Inc. (d)(e)                        9,466,840
                                                  1,582,519     Maxygen, Inc. (a)(e)                                     17,043,730
                                                  1,070,300     NPS Pharmaceuticals, Inc. (e)                             4,848,459
                                                  1,740,158     Neurogen Corp. (a)(e)                                    10,353,940
                                                  1,575,240     Vical, Inc. (a)(e)                                       10,128,793
                                                                                                                    ---------------
                                                                                                                         82,890,454
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.1%                              698,100     Knight Capital Group, Inc. Class A (e)                   13,382,577
                                                  1,352,700     WP Stewart & Co. Ltd. (d)                                21,426,768
                                                    903,800     Waddell & Reed Financial, Inc. Class A                   24,727,968
                                                                                                                    ---------------
                                                                                                                         59,537,313
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                                    295,800     Valspar Corp.                                             8,175,912
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.4%                             130,100     Banner Corp.                                              5,768,634
                                                  1,690,700     The Colonial BancGroup, Inc. (d)                         43,518,618
                                                    347,800     First Merchants Corp.                                     9,456,682
                                                  1,624,800     First Midwest Bancorp, Inc.                              62,847,264
                                                    378,200     Greater Bay Bancorp                                       9,958,006
                                                    181,050     MetroCorp Bancshares, Inc.                                3,809,292
                                                    190,300     Mid-State Bancshares                                      6,925,017
                                                    886,545     Old National Bancorp (d)                                 16,773,431
                                                    307,250     Sterling Financial Corp.                                 10,388,123
                                                    430,500     Texas Capital Bancshares, Inc. (e)                        8,558,340
                                                                                                                    ---------------
                                                                                                                        178,003,407
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.6%             4,240,900     Allied Waste Industries, Inc. (d)(e)                     52,120,661
                                                  1,146,500     Casella Waste Systems, Inc. (e)                          14,021,695
                                                    347,700     Cornell Cos., Inc. (a)(e)                                 6,373,341
                                                    172,200     Heidrick & Struggles International, Inc. (e)              7,294,392
                                                  1,079,600     Tetra Tech, Inc. (e)                                     19,529,964
                                                                                                                    ---------------
                                                                                                                         99,340,053
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 5.3%                     983,100     ADC Telecommunications, Inc. (d)(e)                      14,284,443
                                                  4,792,000     Andrew Corp. (e)                                         49,022,160
                                                    659,600     Dycom Industries, Inc. (d)(e)                            13,930,752
                                                  4,371,483     Extreme Networks, Inc. (e)                               18,316,514
                                                  4,179,800     Tellabs, Inc. (e)                                        42,884,748
                                                  3,915,800     Westell Technologies, Inc. Class A (a)(e)                 9,789,500
                                                                                                                    ---------------
                                                                                                                        148,228,117
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.8%                   836,100     Chicago Bridge & Iron Co. NV                             22,858,974
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.7%                     4,561,400     Smurfit-Stone Container Corp. (d)(e)                     48,168,384
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2006

                                                     Shares
Industry                                               Held     Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 2.1%                  6,300     Capella Education Co. (e)                           $       152,775
                                                  2,407,300     Corinthian Colleges, Inc. (d)(e)                         32,811,499
                                                  1,138,600     Universal Technical Institute, Inc. (e)                  25,288,306
                                                                                                                    ---------------
                                                                                                                         58,252,580
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                       470,042     Vonage Holdings Corp. (d)(e)                              3,262,091
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%                         775,700     Global Power Equipment Group, Inc. (d)(e)                   542,990
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                              245,800     Anixter International, Inc. (d)(e)                       13,346,940
Instruments - 1.7%                                1,680,100     Ingram Micro, Inc. Class A (e)                           34,290,841
                                                                                                                    ---------------
                                                                                                                         47,637,781
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 4.5%                2,497,300     Dresser-Rand Group, Inc. (d)(e)                          61,108,931
                                                  2,019,000     Key Energy Services, Inc. (e)                            31,597,350
                                                    951,700     Rowan Cos., Inc. (d)                                     31,596,440
                                                                                                                    ---------------
                                                                                                                        124,302,721
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.1%                     287,900     BJ's Wholesale Club, Inc. (e)                             8,956,569
                                                    874,800     Casey's General Stores, Inc.                             20,601,540
                                                                                                                    ---------------
                                                                                                                         29,558,109
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.8%                                921,600     Smithfield Foods, Inc. (d)(e)                            23,648,256
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.4%             546,500     DexCom, Inc. (e)                                          5,388,490
                                                  4,190,272     OraSure Technologies, Inc. (a)(e)                        34,611,647
                                                  1,212,384     Wright Medical Group, Inc. (e)                           28,224,300
                                                                                                                    ---------------
                                                                                                                         68,224,437
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.9%           1,813,300     Hooper Holmes, Inc.                                       6,002,023
                                                    356,600     LifePoint Hospitals, Inc. (e)                            12,017,420
                                                    176,500     Odyssey HealthCare, Inc. (e)                              2,340,390
                                                    875,400     Tenet Healthcare Corp. (e)                                6,101,538
                                                                                                                    ---------------
                                                                                                                         26,461,371
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.9%                     1,362,206     Emdeon Corp. (e)                                         16,877,732
                                                  1,290,863     Merge Technologies, Inc. (e)                              8,442,244
                                                                                                                    ---------------
                                                                                                                         25,319,976
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.4%                215,500     Ambassadors Group, Inc.                                   6,540,425
                                                    332,600     Ambassadors International, Inc.                          15,173,212
                                                    296,043     Bob Evans Farms, Inc. (d)                                10,130,591
                                                    271,400     O'Charleys, Inc. (e)                                      5,775,392
                                                                                                                    ---------------
                                                                                                                         37,619,620
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%                         1,861,600     Furniture Brands International, Inc. (d)                 30,213,768
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.1%                                3,242,400     The BISYS Group, Inc. (e)                                41,859,384
                                                  1,181,300     Convergys Corp. (e)                                      28,091,314
                                                    152,800     Hewitt Associates, Inc. Class A (e)                       3,934,600
                                                     36,400     Isilon Systems, Inc. (e)                                  1,004,640
                                                  1,892,500     Sapient Corp. (e)                                        10,389,825
                                                                                                                    ---------------
                                                                                                                         85,279,763
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.4%                                     94,200     American National Insurance Co.                          10,749,162
                                                  3,141,100     Conseco, Inc. (d)(e)                                     62,759,178
                                                    431,900     HCC Insurance Holdings, Inc.                             13,859,671

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2006

                                                     Shares
Industry                                               Held     Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    312,100     Harleysville Group, Inc.                            $    10,867,322
                                                    301,300     IPC Holdings, Ltd.                                        9,475,885
                                                    738,471     Presidential Life Corp.                                  16,209,438
                                                                                                                    ---------------
                                                                                                                        123,920,656
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                  1,004,520     1-800-FLOWERS.COM, Inc. Class A (a)(e)                    6,187,843
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.6%               2,042,300     CNET Networks, Inc. (d)(e)                               18,564,507
                                                    908,272     SupportSoft, Inc. (a)(e)                                  4,977,331
                                                  2,750,100     webMethods, Inc. (e)                                     20,240,736
                                                                                                                    ---------------
                                                                                                                         43,782,574
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.3%                 778,400     Leapfrog Enterprises, Inc. (d)(e)                         7,379,232
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.9%               821,000     Affymetrix, Inc. (d)(e)                                  18,932,260
                                                    613,900     Exelixis, Inc. (e)                                        5,525,100
                                                                                                                    ---------------
                                                                                                                         24,457,360
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.4%                                  1,628,300     Timken Co.                                               47,513,794
                                                  1,371,500     Wabash National Corp.                                    20,709,650
                                                                                                                    ---------------
                                                                                                                         68,223,444
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.6%                                        535,700     Harte-Hanks, Inc.                                        14,844,247
                                                    616,400     Playboy Enterprises, Inc. Class B (e)                     7,063,944
                                                  1,294,100     The Reader's Digest Association, Inc. Class A            21,611,470
                                                    422,900     Scholastic Corp. (e)                                     15,156,736
                                                  2,949,000     Valassis Communications, Inc. (a)(d)(e)                  42,760,500
                                                                                                                    ---------------
                                                                                                                        101,436,897
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%                              327,600     Reliance Steel & Aluminum Co.                            12,900,888
                                                    596,900     Steel Dynamics, Inc. (d)                                 19,369,405
                                                                                                                    ---------------
                                                                                                                         32,270,293
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.9%                              602,200     OGE Energy Corp.                                         24,088,000
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.7%                  536,900     Cabot Oil & Gas Corp. Class A (d)                        32,562,985
                                                  2,031,700     Denbury Resources, Inc. (e)                              56,460,943
                                                    188,300     Forest Oil Corp. (e)                                      6,153,644
                                                    757,091     Plains Exploration & Production Co. (d)(e)               35,984,535
                                                                                                                    ---------------
                                                                                                                        131,162,107
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                      158,700     Neenah Paper, Inc. (d)                                    5,605,284
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.2%                            1,713,900     Medicis Pharmaceutical Corp. Class A (d)                 60,209,307
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                       967,300     Brandywine Realty Trust (d)                              32,162,725
(REITs) - 7.4%                                    3,384,400     Crescent Real Estate Equities Co.                        66,841,900
                                                    129,200     FelCor Lodging Trust, Inc.                                2,821,728
                                                  4,442,400     Friedman Billings Ramsey Group, Inc. Class A (d)         35,539,200
                                                    289,500     Healthcare Realty Trust, Inc.                            11,446,830
                                                  1,350,100     Lexington Corporate Properties Trust (d)                 30,269,242
                                                    200,900     Omega Healthcare Investors, Inc.                          3,559,948
                                                    583,900     Rayonier, Inc.                                           23,969,095
                                                                                                                    ---------------
                                                                                                                        206,610,668
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.4%                                  204,000     Kansas City Southern (d)(e)                               5,911,920
                                                    487,348     Marten Transport Ltd. (e)                                 8,933,089
                                                    521,000     RailAmerica, Inc. (e)                                     8,377,680

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2006

                                                     Shares
Industry                                               Held     Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    152,200     Swift Transportation Co., Inc. (e)                  $     3,998,294
                                                    348,500     US Xpress Enterprises, Inc. Class A (a)(e)                5,739,795
                                                    401,021     Vitran Corp., Inc. (e)                                    6,965,735
                                                                                                                    ---------------
                                                                                                                         39,926,513
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.5%   2,383,900     Genesis Microchip, Inc. (a)(e)                           24,172,746
                                                  1,117,700     Zoran Corp. (e)                                          16,296,066
                                                                                                                    ---------------
                                                                                                                         40,468,812
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.6%                                   3,934,647     Agile Software Corp. (a)(e)                              24,198,079
                                                  2,182,377     Bottomline Technologies, Inc. (a)(e)                     24,988,217
                                                    802,400     Informatica Corp. (e)                                     9,797,304
                                                  2,935,400     InterVoice, Inc. (a)(e)                                  22,485,164
                                                  6,812,200     Novell, Inc. (e)                                         42,235,640
                                                    160,200     Progress Software Corp. (d)(e)                            4,474,386
                                                                                                                    ---------------
                                                                                                                        128,178,790
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.2%                           2,562,300     Foot Locker, Inc.                                        56,191,239
                                                  2,034,500     RadioShack Corp. (d)                                     34,138,910
                                                                                                                    ---------------
                                                                                                                         90,330,149
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.1%              30,300     Heelys, Inc. (d)(e)                                         972,933
                                                    111,800     Kenneth Cole Productions, Inc. Class A                    2,682,082
                                                                                                                    ---------------
                                                                                                                          3,655,015
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.7%                   255,900     Anchor Bancorp Wisconsin, Inc.                            7,375,038
                                                    546,300     Dime Community Bancshares, Inc.                           7,653,663
                                                    335,400     Fidelity Bankshares, Inc.                                13,305,318
                                                    157,100     FirstFed Financial Corp. (d)(e)                          10,520,987
                                                    574,400     Franklin Bank Corp. (e)                                  11,798,176
                                                  1,088,800     Webster Financial Corp.                                  53,046,336
                                                                                                                    ---------------
                                                                                                                        103,699,518
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.1%           1,251,100     United Rentals, Inc. (e)                                 31,815,473
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $2,381,835,587) - 94.3%                       2,632,736,977
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                    137,800     iShares Dow Jones US Real Estate Index Fund (d)          11,551,774
                                                    412,300     iShares Russell 2000 Index Fund (d)                      32,192,384
                                                    128,000     iShares Russell Microcap Index Fund (d)                   7,488,000
                                                    316,800     iShares S&P SmallCap 600/BARRA Value Index Fund (d)      23,867,712
                                                    251,600     PowerShares Zacks Micro Cap Portfolio                     4,491,060
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Exchange-Traded Funds
                                                                (Cost - $64,476,890) - 2.8%                              79,590,930
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Warrants
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.8%                              943,000     UBS AG (expires 4/30/2007) (f)(h)                        50,101,590
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Warrants
                                                                (Cost - $47,793,649) - 1.8%                              50,101,590
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2006

                                                 Beneficial
                                                   Interest     Short-Term Securities                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               $ 30,607,813     BlackRock Liquidity Series,
                                                                LLC Cash Sweep Series, 5.26% (b)(g)                 $    30,607,813
                                                553,979,517     BlackRock Liquidity Series,
                                                                LLC Money Market Series, 5.29% (b)(c)(g)                553,979,517
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $584,587,330) - 20.9%                           584,587,330
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $3,078,693,456*) - 119.8%   3,347,016,827

                                                                Liabilities in Excess of Other Assets - (19.8%)        (553,762,403)
                                                                                                                    ---------------
                                                                Net Assets - 100.0%                                 $ 2,793,254,424
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of December 31,2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 3,088,840,679
                                                                ===============
      Gross unrealized appreciation                             $   398,649,041
      Gross unrealized depreciation                                (140,472,893)
                                                                ---------------
      Net unrealized appreciation                               $   258,176,148
                                                                ===============

(a) Investments in companies (whereby the Trust held 5% or more of the companies' outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------------------------
      Affiliate                                              Purchase           Sales           Realized          Dividend
                                                               Cost              Cost          Gain (Loss)         Income
      --------------------------------------------------------------------------------------------------------------------
      1-800-FLOWERS.COM, Inc. Class A*                     $  6,854,782      $ 14,647,728     $ (2,922,841)              +
      Agile Software Corp.                                 $  7,042,890      $  3,376,161     $   (274,125)              +
      Bottomline Technologies, Inc.                        $ 13,660,535      $  1,089,424     $   (217,074)              +
      Cornell Cos., Inc.*                                  $    217,544      $ 11,558,190     $  2,998,293               +
      EDO Corp.                                            $ 39,899,287      $    197,804     $    (50,156)      $ 118,722
      Genesis Microchip, Inc.                              $ 32,946,500      $  4,465,004     $   (746,534)              +
      InterVoice, Inc.                                     $ 10,566,137                --               --               +
      Maxygen, Inc.*                                                 --      $  9,537,002     $ (3,252,240)              +
      NetIQ*                                                         --      $ 27,029,179     $  1,984,830               +
      Neurogen Corp.                                       $  2,428,835      $     68,292     $    (34,292)              +
      OraSure Technologies, Inc.                           $ 16,090,305      $  8,352,853     $ (2,102,604)              +
      SupportSoft, Inc.*                                   $  3,069,921      $ 10,614,756     $  1,673,880               +
      Triumph Group, Inc.                                  $  2,665,761      $ 31,820,078     $ 11,071,450       $ 106,368
      U.S. Xpress Enterprises, Inc. Class A*               $  2,390,309      $ 14,720,163     $  6,328,043               +
      Valassis Communications, Inc.                        $ 40,676,943      $    226,371     $    (76,891)              +
      Vical, Inc.*                                         $  1,003,434      $  1,265,666     $   (403,366)              +
      Westell Technologies, Inc. Class A                   $  5,938,164                --               --               +
      --------------------------------------------------------------------------------------------------------------------

*     No longer an affiliated company as of December 31, 2006.
+     Non-income producing securities.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------
      Affiliate                                                                      Net            Interest
                                                                                  Activity           Income
      ------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                         $   3,068,290       $ 930,694
      BlackRock Liquidity Series, LLC Money Market Series                       $ 123,116,390       $ 912,798
      ------------------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.
(e)   Non-income producing security.
(f) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2006

(g)   Represents the current yield as of December 31, 2006.

(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities
    Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities
    Trust

Date: February 20, 2007

By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities
    Trust

Date: February 20, 2007